Insurance Contracts_The Results Of Liability Adequacy Test(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities				₩ 6,924,699
Non-life insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	₩ 18,451,086
Estimated adequate liabilities		10,117,822
Shortfall(surplus)		(8,333,264)
General Insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	424,800
Estimated adequate liabilities		376,305
Shortfall(surplus)		(48,495)
Automobile insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	1,050,576
Estimated adequate liabilities		1,004,551
Shortfall(surplus)		(46,025)
Long-term Insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	16,975,710
Estimated adequate liabilities		8,736,966
Shortfall(surplus)		(8,238,744)
Life insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		6,817,238	₩ 6,713,979	₩ 6,920,858
Estimated adequate liabilities		5,966,639	6,127,878
Shortfall(surplus)		(850,599)	(586,101)
Fixed interest type Participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		30,702	31,248
Estimated adequate liabilities		49,259	51,016
Shortfall(surplus)		18,557	19,768
Fixed interest type Non-participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		97,093	60,860
Estimated adequate liabilities		11,372	14,121
Shortfall(surplus)		(85,721)	(46,739)
Variable interest type Participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		1,136,444	1,136,049
Estimated adequate liabilities		1,116,410	1,115,129
Shortfall(surplus)		(20,034)	(20,920)
Variable interest type Non-participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		5,581,698	5,514,847
Estimated adequate liabilities		4,896,433	5,032,493
Shortfall(surplus)		(685,265)	(482,354)
Varibale type
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		(28,699)	(29,025)
Estimated adequate liabilities		(106,835)	(84,881)
Shortfall(surplus)		₩ (78,136)	₩ (55,856)

[1]	For long-term insurance, it is an amount after deduction of the deferred acquisition costs from insurance premium reserve. For general insurance and automobile insurance, it is an amount including the unearned premium based on original insurance.